Revenue from Contracts with Customers - Narrative (Details)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Time period of contractual future performance obligations for which value not disclosed (or less)	1 year
Time period of contractual future performance obligations	For these usage-based licenses, revenue is recognized as the performance obligations are performed over the contract term, which is generally two to five years.